Taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Taxes

Note 11 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, MicroAlgo, VIYI and VIWO Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

VIYI Ltd, Viwo Tech and VIWO HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, VIYI Ltd and Viwo Tech and VIWO HK are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Fe-da Electronics was incorporated in Singapore and was subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws during financial year 2023. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In addition, 75% of R&D expenses of the PRC entities are subject to additional deduction from pre-tax income.

Korgas Weidong was formed and registered in Korgas, Xinjiang Uygur Autonomous Region, China in 2020. The company is not subject to income tax for 5 years and can obtain another two years of tax-exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Provence, China in 2015. The company is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries. The reduced rate benefit will expire in December 2025.

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expenses	(52,912)	(35,872)	(5,033)
Deferred income tax benefits	-	(932,125)	(130,792)
Income tax expenses	(52,912)	(967,997)	(135,825)

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards	-	-	-
Allowance for doubtful accounts	987,848	55,723	7,819
Less: valuation allowance	-	-	-
Deferred tax assets, net	987,848	55,723	7,819
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Total deferred tax liabilities, net	-	-	-

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023, and June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31, 2023, and for the six months ended June 30, 2024, and does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price and VAT rates range up to 13% in China, depending on the type of service provided or product sold.

Taxes payable consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	385,643	577,717	81,062
Income taxes payable	105,370	73,308	10,286
Other taxes payable	31,830	18,814	2,640
Total	522,843	669,839	93,988